Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

www.faegredrinker.com

March 27, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AMG Pantheon Credit Solutions Fund (Registration Nos. 333-274875; 811-23904) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment No. 3 to the registration statement on Form N-2 of the Fund (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the pre-effective amendment is to respond to comments received from the Staff on the Fund’s registration statement on Form N-2 filed on March 7, 2024. The Fund notes that it intends to file under separate cover a request for acceleration of effectiveness of the Registration Statement to April 1, 2024 or as soon thereafter as practicable.

Questions and comments may be directed to the undersigned at (312) 569-1872 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Kellilyn Greco
Kellilyn Greco